Financial instruments - fair values and risk management - Capital management (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management.
Percentage of return on capital		51.00%	39.70%	13.50%
Percentage of estimated weighted average cost of capital		12.80%	12.90%	12.60%
Number of shares repurchased	1,655,426
Repurchase price per share	$ 20
Amount of shares repurchased	$ 33,109